Deferred Charges and leasehold improvements (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Deferred Costs	$ 23,786	$ 38,135
Arctic, Antarctic and Sakura Princess [Member]
Property, Plant and Equipment [Line Items]
Leasehold Improvements, Gross	$ 3,717	$ 975